Document And Entity Information	May 19, 2026
Document Information [Line Items]
Entity, Registrant Name	Rush Enterprises, Inc.
Document, Type	8-K
Document, Period End Date	May 19, 2026
Entity, Incorporation, State or Country Code	TX
Entity, File Number	0-20797
Entity, Tax Identification Number	74-1733016
Entity, Address, Address Line One	555 IH-35 South, Suite 500
Entity, Address, City or Town	New Braunfels
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	78130
City Area Code	830
Local Phone Number	302-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001012019
ClassACommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	RUSHA
Security Exchange Name	NASDAQ
ClassBCommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class B Common Stock
Trading Symbol	RUSHB
Security Exchange Name	NASDAQ